Eaton Vance
Enhanced Equity Income Fund II
March 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 100.2%(1)
Security	Shares	Value
Aerospace & Defense — 0.8%
HEICO Corp.	46,486	$ 8,878,826
		$ 8,878,826
Automobile Components — 0.6%
Aptiv PLC(2)	83,854	$ 6,678,971
		$ 6,678,971
Automobiles — 0.6%
Tesla, Inc.(2)	37,944	$ 6,670,176
		$ 6,670,176
Beverages — 0.8%
Coca-Cola Co.	139,314	$ 8,523,230
		$ 8,523,230
Biotechnology — 1.4%
AbbVie, Inc.	56,568	$ 10,301,033
Vertex Pharmaceuticals, Inc.(2)	13,876	5,800,307
		$ 16,101,340
Broadline Retail — 8.3%
Amazon.com, Inc.(2)	515,423	$ 92,972,001
		$ 92,972,001
Building Products — 1.1%
Trane Technologies PLC	40,700	$ 12,218,140
		$ 12,218,140
Capital Markets — 2.8%
Blue Owl Capital, Inc.	308,536	$ 5,818,989
Intercontinental Exchange, Inc.	40,405	5,552,859
S&P Global, Inc.	20,908	8,895,309
Tradeweb Markets, Inc., Class A	108,832	11,337,029
		$ 31,604,186
Commercial Services & Supplies — 2.2%
Copart, Inc.(2)	205,247	$ 11,887,906
Waste Connections, Inc.	76,804	13,211,056
		$ 25,098,962
Security	Shares	Value
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp.	26,633	$ 19,512,135
Walmart, Inc.	139,071	8,367,902
		$ 27,880,037
Electrical Equipment — 1.3%
AMETEK, Inc.	82,825	$ 15,148,692
		$ 15,148,692
Entertainment — 1.8%
Netflix, Inc.(2)	33,095	$ 20,099,586
		$ 20,099,586
Financial Services — 3.4%
Shift4 Payments, Inc., Class A(2)	157,901	$ 10,432,519
Visa, Inc., Class A	99,798	27,851,626
		$ 38,284,145
Food Products — 0.9%
Mondelez International, Inc., Class A	142,251	$ 9,957,570
		$ 9,957,570
Ground Transportation — 1.3%
Uber Technologies, Inc.(2)	190,745	$ 14,685,457
		$ 14,685,457
Health Care Equipment & Supplies — 2.6%
Intuitive Surgical, Inc.(2)	44,737	$ 17,854,089
Stryker Corp.	32,011	11,455,777
		$ 29,309,866
Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	29,464	$ 14,575,841
		$ 14,575,841
Hotels, Restaurants & Leisure — 0.9%
Starbucks Corp.	113,004	$ 10,327,436
		$ 10,327,436
Interactive Media & Services — 10.9%
Alphabet, Inc., Class C(2)	556,616	$ 84,750,352
Meta Platforms, Inc., Class A	77,582	37,672,268
		$ 122,422,620

Eaton Vance
Enhanced Equity Income Fund II
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 1.0%
Accenture PLC, Class A	32,919	$ 11,410,055
		$ 11,410,055
Life Sciences Tools & Services — 1.2%
Illumina, Inc.(2)	37,918	$ 5,206,899
Thermo Fisher Scientific, Inc.	14,137	8,216,566
		$ 13,423,465
Pharmaceuticals — 2.8%
Eli Lilly & Co.	40,751	$ 31,702,648
		$ 31,702,648
Professional Services — 1.0%
TransUnion	146,997	$ 11,730,361
		$ 11,730,361
Real Estate Management & Development — 1.8%
CoStar Group, Inc.(2)	99,847	$ 9,645,220
FirstService Corp.	67,207	11,142,921
		$ 20,788,141
Semiconductors & Semiconductor Equipment — 15.5%
Advanced Micro Devices, Inc.(2)	65,103	$ 11,750,440
Analog Devices, Inc.	113,685	22,485,756
Lam Research Corp.	31,761	30,858,035
NVIDIA Corp.	109,035	98,519,665
QUALCOMM, Inc.	61,046	10,335,088
		$ 173,948,984
Software — 20.9%
Adobe, Inc.(2)	66,354	$ 33,482,228
Autodesk, Inc.(2)	33,770	8,794,383
Fair Isaac Corp.(2)	5,727	7,156,517
Fortinet, Inc.(2)	127,630	8,718,405
Intuit, Inc.	50,857	33,057,050
Microsoft Corp.	272,305	114,564,160
Salesforce, Inc.	70,758	21,310,894
Zscaler, Inc.(2)	43,331	8,346,851
		$ 235,430,488
Specialty Retail — 3.6%
Burlington Stores, Inc.(2)	29,480	$ 6,844,961
Security	Shares	Value
Specialty Retail (continued)
Home Depot, Inc.	22,495	$ 8,629,082
TJX Cos., Inc.	243,606	24,706,521
		$ 40,180,564
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	398,426	$ 68,322,090
		$ 68,322,090
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	93,937	$ 8,828,199
		$ 8,828,199
Total Common Stocks (identified cost $453,391,362)		$1,127,202,077

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(3)	2,467,764	$ 2,467,764
Total Short-Term Investments (identified cost $2,467,764)		$ 2,467,764
Total Investments — 100.4% (identified cost $455,859,126)		$1,129,669,841
Total Written Covered Call Options — (0.6)% (premiums received $8,669,421)		$ (6,279,753)
Other Assets, Less Liabilities — 0.2%		$ 1,429,301
Net Assets — 100.0%		$1,124,819,389
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of each applicable common stock for which a written call option is outstanding at March 31, 2024 has been pledged as collateral for such written option.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.

Eaton Vance
Enhanced Equity Income Fund II
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) — (0.6)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
AbbVie, Inc.	280	$5,098,800	$185	4/26/24	$ (70,140)
Accenture PLC, Class A	160	5,545,760	350	4/26/24	(82,400)
Adobe, Inc.	330	16,651,800	540	4/19/24	(84,150)
Advanced Micro Devices, Inc.	325	5,865,925	197	4/26/24	(108,875)
Alphabet, Inc., Class C	2,780	42,328,280	162	4/26/24	(390,590)
Amazon.com, Inc.	2,575	46,447,850	185	4/12/24	(356,637)
AMETEK, Inc.	425	7,773,250	185	4/19/24	(72,250)
Analog Devices, Inc.	565	11,175,135	205	4/26/24	(170,912)
Apple, Inc.	1,990	34,124,520	180	5/3/24	(453,720)
Aptiv PLC	415	3,305,475	85	4/19/24	(22,825)
Autodesk, Inc.	165	4,296,930	275	5/3/24	(50,738)
Burlington Stores, Inc.	145	3,366,755	235	4/26/24	(86,275)
Coca-Cola Co.	695	4,252,010	62	4/26/24	(34,403)
Copart, Inc.	1,025	5,936,800	58	4/19/24	(128,125)
CoStar Group, Inc.	360	3,477,600	95	4/19/24	(112,500)
Costco Wholesale Corp.	130	9,524,190	755	4/19/24	(47,125)
Eli Lilly & Co.	200	15,559,200	800	4/19/24	(235,500)
Fair Isaac Corp.	25	3,124,025	1,400	4/19/24	(10,938)
Fortinet, Inc.	635	4,337,685	73	4/26/24	(51,117)
HEICO Corp.	230	4,393,000	190	4/19/24	(102,350)
Home Depot, Inc.	110	4,219,600	410	4/26/24	(7,865)
Illumina, Inc.	185	2,540,420	153	4/26/24	(33,763)
Intercontinental Exchange, Inc.	200	2,748,600	140	4/19/24	(23,000)
Intuit, Inc.	250	16,250,000	670	4/26/24	(248,750)
Intuitive Surgical, Inc.	220	8,779,980	415	4/26/24	(196,900)
Lam Research Corp.	155	15,059,335	1,020	4/5/24	(43,478)
Meta Platforms, Inc., Class A	385	18,694,830	535	5/3/24	(484,137)
Microsoft Corp.	1,360	57,217,920	440	5/3/24	(833,000)
Mondelez International, Inc., Class A	710	4,970,000	73	5/3/24	(44,375)
Netflix, Inc.	165	10,020,945	635	4/5/24	(22,110)
NIKE, Inc., Class B	465	4,370,070	98	5/3/24	(43,013)
NVIDIA Corp.	545	49,244,020	980	4/12/24	(438,725)
QUALCOMM, Inc.	305	5,163,650	182	5/3/24	(139,537)
S&P Global, Inc.	100	4,254,500	440	4/26/24	(30,750)
Salesforce, Inc.	350	10,541,300	320	4/26/24	(72,625)
Shift4 Payments, Inc., Class A	535	3,534,745	90	4/19/24	(10,700)
Starbucks Corp.	565	5,163,535	94	4/26/24	(48,025)
Stryker Corp.	160	5,725,920	370	4/19/24	(28,000)
Tesla, Inc.	185	3,252,115	180	4/19/24	(147,537)
Thermo Fisher Scientific, Inc.	70	4,068,470	620	4/12/24	(2,800)
TJX Cos., Inc.	1,215	12,322,530	102	4/5/24	(64,395)
Tradeweb Markets, Inc., Class A	540	5,625,180	110	4/19/24	(21,600)
Trane Technologies PLC	200	6,004,000	300	4/19/24	(125,000)
TransUnion	730	5,825,400	85	4/19/24	(47,450)
Uber Technologies, Inc.	950	7,314,050	83	4/19/24	(68,400)
UnitedHealth Group, Inc.	145	7,173,150	500	4/5/24	(60,175)
Vertex Pharmaceuticals, Inc.	65	2,717,065	440	4/26/24	(21,613)
Visa, Inc., Class A	495	13,814,460	290	5/3/24	(166,320)
Walmart, Inc.	695	4,181,815	63	4/12/24	(3,128)

Eaton Vance
Enhanced Equity Income Fund II
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Waste Connections, Inc.	380	$6,536,380	$175	4/19/24	$ (54,150)
Zscaler, Inc	215	4,141,545	205	4/26/24	(76,862)
Total					$(6,279,753)
At March 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.
Affiliated Investments
At March 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,467,764, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,503,042	$31,930,813	$(32,966,091)	$ —	$ —	$2,467,764	$46,188	2,467,764
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Enhanced Equity Income Fund II
March 31, 2024
Portfolio of Investments (Unaudited) — continued

At March 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,127,202,077*	$ —	$ —	$1,127,202,077
Short-Term Investments	2,467,764	—	—	2,467,764
Total Investments	$1,129,669,841	$ —	$ —	$1,129,669,841
Liability Description
Written Covered Call Options	$ (6,279,753)	$ —	$ —	$ (6,279,753)
Total	$ (6,279,753)	$ —	$ —	$ (6,279,753)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.